Annual Total Returns - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Premium Class
Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	0.01%
Annual Return 2016	0.19%
Annual Return 2017	0.59%
Annual Return 2018	1.15%
Annual Return 2019	1.18%
Annual Return 2020	0.36%
Annual Return 2021	0.03%
Annual Return 2022	0.92%
Annual Return 2023	2.94%
Annual Return 2024	3.07%